Offerings	Jul. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% First Mortgage Bonds due 2031
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	0.99787
Maximum Aggregate Offering Price	$ 449,041,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,012.63
Offering Note	This filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-293382-01 filed by the registrant on February 11, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% First Mortgage Bonds due 2056
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	0.99751
Maximum Aggregate Offering Price	$ 448,879,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 61,990.26
Offering Note	See Note 1.